Consolidated Statements of Cash Flows - CAD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Operating activities
Net loss from continuing operations	$ (3,300,493)	$ (300,740)
Adjustments for non-cash items:
Unrealized gain on changes in fair value of biological assets	(56,614)	(92,503)
Changes in fair value included in inventory sold	91,825	71,821
Depreciation of property, plant and equipment	74,314	45,362
Amortization of intangible assets	40,577	42,893
Share-based compensation	59,899	107,039
Non-cash acquisition costs	0	4,243
Impairment of property, plant and equipment	157,838	0
Impairment of investment in associate	75,035	73,289
Impairment of intangible assets and goodwill	2,544,144	9,002
Accrued interest and accretion expense	18,591	22,798
Accrued interest and accretion expense	(4,835)	(265)
Deferred tax expense (recovery)	(78,303)	(23,909)
Other (losses) gains, net	28,643	(109,464)
Foreign exchange loss	12,779	(3,814)
Changes in non-cash working capital	7,643	(37,285)
Net cash used in operating activities from discontinued operations	(8,995)	(712)
Net cash used in operating activities	(337,952)	(192,245)
Investing activities
Marketable securities and derivative investments	(2,000)	(50,584)
Proceeds from disposal of marketable securities and derivatives	90,843	46,975
Purchase of property, plant and equipment, and intangible assets	(355,006)	(414,190)
Disposal of property, plant and equipment	3,739	0
Acquisition of businesses, net of cash acquired	280	114,213
Payment of contingent consideration	(1,993)	(4,112)
Loan receivable	(3,643)	0
Dividends received	0	828
Deposits	(17,744)	(5,452)
Proceeds from disposal of investment in associates	27,600	134
Net cash used in investing activities from discontinued operations	8,441	(109)
Net cash used in investing activities	(249,483)	(312,297)
Financing activities
Proceeds from long-term loans	86,394	605,104
Repayment of long-term loans	(115,130)	(21,126)
Repayment of short-term loans	0	(238)
Repayment of convertible debenture	(2,306)	0
Payments of principal portion of lease liabilities	(7,788)	0
Proceeds from lease inducements	1,746	0
Restricted cash	46,066	(32,668)
Financing fees	(1,789)	(18,709)
Shares issued for cash, net of share issue costs	575,506	59,331
Capital contribution from non-controlling interest	0	5,854
Net cash used in financing activities from discontinued operations	(137)	0
Net cash provided by financing activities	582,562	597,548
Effect of foreign exchange on cash and cash equivalents	(5,675)	2,936
Increase (decrease) in cash and cash equivalents	(10,548)	95,942
Cash and cash equivalents, beginning of year	172,727	76,785
Cash and cash equivalents, end of year	$ 162,179	$ 172,727